Commitments and contingencies - Contingencies (Details) - EUR (€) € in Millions	1 Months Ended
	May 31, 2024	Mar. 31, 2022	Mar. 31, 2019	Nov. 30, 2016	Oct. 31, 2014
European Commission examination on illegally received state aid | Pau, Nimes, Angouleme, Altenburg and Zweibrucken
Commitments and contingencies
Amount of repayments ordered by the European Commission					€ 10.0
European Commission examination on illegally received state aid | Cagliari and Klagenfurt
Commitments and contingencies
Amount of repayments ordered by the European Commission				€ 13.0
European Commission examination on illegally received state aid | Montpellier
Commitments and contingencies
Amount of repayments ordered by the European Commission			€ 9.0
European Commission examination on illegally received state aid | La Rochelle
Commitments and contingencies
Amount of repayments ordered by the European Commission		€ 8.4
Spanish Ministry of Consumer Affairs, sanctioning proceedings | Entering into significant commitments or contingent liabilities
Commitments and contingencies
Fines imposed on entity	€ 150.0